Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Goodwill and other intangible assets
Beginning balance	$ 1,813,624
Ending balance	1,806,406	$ 1,813,624
Cost
Goodwill and other intangible assets
Beginning balance	2,153,260	1,806,617
Additions during the year	3,989	21,185
Additions through business combinations		364,971
Disposals	(17)	(399)
Effects of movements in exchange rates	5,272	(39,114)
Ending balance	2,162,504	2,153,260
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(339,636)	(180,992)
Charge for the year	12,642	47,330
Impairment charge for the year		121,596
Disposals	17	398
Effects of movements in exchange rates	(3,837)	9,884
Ending balance	(356,098)	(339,636)
Goodwill
Goodwill and other intangible assets
Beginning balance	760,328
Ending balance	758,571	760,328
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	882,579	780,147
Additions through business combinations		115,686
Effects of movements in exchange rates	1,212	(13,254)
Ending balance	883,791	882,579
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(122,251)	(251)
Impairment charge for the year		121,596
Effects of movements in exchange rates	(2,969)	(404)
Ending balance	(125,220)	(122,251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	877,896
Ending balance	873,451	877,896
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	1,037,298	877,764
Additions through business combinations		178,257
Effects of movements in exchange rates	5,471	(18,723)
Ending balance	1,042,769	1,037,298
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(159,402)	(131,568)
Charge for the year	9,126	36,169
Effects of movements in exchange rates	(790)	8,335
Ending balance	(169,318)	(159,402)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	145,975
Ending balance	142,653	145,975
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	173,551	107,202
Additions through business combinations		71,028
Effects of movements in exchange rates	(1,247)	(4,679)
Ending balance	172,304	173,551
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(27,576)	(21,885)
Charge for the year	1,878	6,936
Effects of movements in exchange rates	(197)	1,245
Ending balance	(29,651)	(27,576)
Licenses
Goodwill and other intangible assets
Beginning balance	21,512
Ending balance	20,245	21,512
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	30,588	17,706
Additions during the year	119	14,772
Disposals	(17)	(4)
Effects of movements in exchange rates	232	(1,886)
Ending balance	30,922	30,588
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(9,076)	(6,877)
Charge for the year	1,426	2,598
Disposals	17	4
Effects of movements in exchange rates	(192)	395
Ending balance	(10,677)	(9,076)
Software
Goodwill and other intangible assets
Beginning balance	7,913
Ending balance	11,486	7,913
Software | Cost
Goodwill and other intangible assets
Beginning balance	29,244	23,798
Additions during the year	3,870	6,413
Disposals		(395)
Effects of movements in exchange rates	(396)	(572)
Ending balance	32,718	29,244
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(21,331)	(20,411)
Charge for the year	212	1,627
Disposals		394
Effects of movements in exchange rates	311	313
Ending balance	$ (21,232)	$ (21,331)